Fair Value of Financial Instruments and Investments	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Investments
(4)	Fair Value of Financial Instruments and Investments:

The following fair value hierarchy table presents information about each major category of the Company’s financial assets and liabilities measured at fair value on a recurring basis:

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
June 30, 2013
Short-term investments	$14,000	$—	$14,000	$—

March 31, 2014
Short-term investments	$16,500	$—	$16,500	$—

Liabilities:
June 30, 2013
Series B purchase rights	$2,096	$—	$—	$2,096
Warrant liabilities	110	—	—	110

Total	$2,206	$—	$—	$2,206

March 31, 2014
Series B purchase rights	$—	$—	$—	$—
Warrant liabilities	551	—	—	551

Total	$551	$—	$—	$551

Short-term investments – Short-term investments consist of certificates of deposit placed through an account registry service, with maturities up to one year, for which the fair market value is measured based on level 2 inputs (quoted prices for identical assets in markets that are not active).

Warrant liabilities – The fair value of the warrants on the date of issuance, and on each financial reporting date for those warrants classified as liabilities, is estimated using the Black-Scholes option pricing model. The significant assumptions used in preparing the option pricing model for valuing the Company’s warrants include:

Assumption	Nine Months Ended March 31, 2014
Exercise price	$0.1297 to $0.9658
Fair value of preferred shares	$0.23 to $0.90
Expected life (in years)	0.12 to 5.67
Risk-free interest rate	0.01% to 1.75%
Expected volatility	70.00% to 85.00%

Series B purchase rights

In October 2013, the holders of the Series B-1 and B-2 shares (“Series B holders”) exercised their rights with respect to the optional third tranche and the Company entered into a First Amendment to Series B-1, B-2 and B-3 Preferred Stock Purchase Agreement (the “Series B Amendment”) to amend the terms under which the Company could sell Series B-3 Shares. In November 2013, the Company issued and sold an aggregate of 58,817 shares of Series B-3 preferred stock at a price per share of $0.1823. The Series B Amendment provides that if the two remaining milestones specified in the Series B Purchase Agreement entered into in November 2012 are not satisfied by the Company by September 2014, Series B holders who still hold their Series B-3 shares will be entitled to receive up to an aggregate of 13,387 additional shares of Series B-3 preferred stock. The automatic conversion of the Company’s preferred stock to common stock upon the consummation of the Company’s IPO extinguished this right. During the nine months ended March 31, 2014, a change in value of the Series B purchase right liability of $2,838 was recorded to other expense, and $4,934 allocated to the Series B-3 purchase right immediately prior to the closing of the third tranche was reallocated to the carrying value of the Series B-3 preferred stock on the Company’s balance sheet.

The significant assumptions used as inputs in the Black-Scholes valuation were as follows:

Assumption	Nine Months Ended March 31, 2014
Exercise price	$ 0.1485 to $0.1823
Years to maturity	0.00 to 1.00
Risk-free interest rate	0.06% to 0.10%
Volatility	55.00% to 85.00%

The Company reports the change in fair value during each period as a non-operating gain or loss recorded as a component of other (expense) income, net in the statement of operations. The table presented below is a summary of changes in the fair value of the Company’s Level 3 valuation for warrant liabilities and Series B purchase rights for the fiscal year ended June 30, 2013 and the nine months ended March 31, 2014:

	Warrant liabilities	Series B purchase rights
Beginning balance as of July 1, 2012	$80	$—
Fair value of warrants issued	22	—
Fair value of Series B purchase rights issued	—	1,723
Change in fair value during the period	8	1,207
Series B purchase rights converted to Series B-2 convertible preferred stock	—	(834)

Ending balance as of June 30, 2013	110	2,096
Change in fair value during the period	441	2,838
Series B purchase rights converted to Series B-3 convertible preferred stock	—	(4,934)

Ending balance as of March 31, 2014	$551	$—

(6)	Fair Value of Financial Instruments and Investments:

The following fair value hierarchy table presents information about each major category of our financial assets and liabilities measured at fair value on a recurring basis:

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
June 30, 2013
Short-term investments	$14,000	$—	$14,000	$—

Liabilities:
June 30, 2012
Warrant liabilities	$80	$—	$—	$80

June 30, 2013
Series B purchase rights	$2,096	$—	$—	$2,096
Warrant liabilities	110	—	—	110

Total	$2,206	$—	$—	$2,206

Short-term investments – Short-term investments consist of certificates of deposit placed through an account registry service, with maturities up to one year, for which the fair market value is measured based on level 2 inputs (quoted prices for identical assets in markets that are not active).

Warrant liabilities –In connection with various financing transactions that were consummated in periods prior to June 30, 2013, the Company issued warrants for the purchase of up to 384, 94, and 1,422 shares of the Company’s Series A-1, Series A-1A and Series B-1 convertible preferred stock, respectively, to certain investors and lenders. Each warrant was immediately exercisable and generally expires approximately 5 or 10 years from the original date of issuance. The warrants to purchase shares of the Company’s convertible preferred stock have an exercise price equal to the estimated fair value of the underlying instrument as of the initial date such shares were issued. Each warrant is exercisable on either a physical settlement or net share settlement basis.

There were no exercises, cancellations, or expirations of warrants during the fiscal years ended June 30, 2012 and 2013. All warrants were fully vested and exercisable as of June 30, 2012 and 2013.

The terms and accounting treatment for the warrants outstanding are summarized below:

	June 30,
	2012			2013
Warrants to purchase:	Shares	Exercise Price	Expiration	Shares	Exercise Price	Expiration
Series A-1 Convertible Preferred Stock	384	$0.9658	October 3, 2013 - July 5, 2017	384	$0.9658	October 3, 2013 - July 5, 2017

Series A-1A Convertible Preferred Stock	94	$0.9658	October 3, 2013 - July 5, 2017	94	$0.9658	October 3, 2013 - July 5, 2017

Series B-1 Convertible Preferred Stock	1,145	$0.1297	May 2, 2017	1,422	$0.1297	May 2, 2017 - August 31, 2019

	1,623			1,900

All warrants have been classified in the accompanying balance sheets as liabilities.

The fair value of the warrants on the date of issuance, and on each financial reporting date for those warrants classified as liabilities, is estimated using the Black-Scholes option pricing model. The significant assumptions used in preparing the option pricing model for valuing the Company’s warrants include:

	Fiscal Year Ended June 30,
Assumption	2012	2013
Exercise price	$0.1297 to $0.9658	$0.1297 to $0.9658
Fair value of preferred shares	$0.1297	$0.1485
Expected life (in years)	1.26 to 7.17	0.26 to 7.00
Risk-free interest rate	0.27% to 1.39%	0.07% to 1.69%
Expected volatility	65.02%	63.23%

Series B purchase rights

In November 2012, the Company entered into a Series B-1, B-2 and B-3 Preferred Stock Purchase Agreement (the “Series B Purchase Agreement”), which authorized the sale of up to 290,782 shares of convertible preferred stock in three separate tranches of Series B-1, Series B-2 and Series B-3 preferred stock, respectively. Simultaneously with the execution of the Series B Purchase Agreement, the Company issued and sold an aggregate of 66,147 shares of Series B-1 preferred stock at a price per share of $0.1297. The Series B Purchase Agreement provided that the holders of the Series B-1 shares (“Series B holders”) were also entitled to purchase up to an aggregate of 140,542 shares of Series B-2 preferred stock for an aggregate purchase price equal to $18,228 (the “second tranche”) and up to an aggregate of 82,670 shares of Series B-3 preferred stock for an aggregate purchase price equal to $10,722 (the “third tranche”). The price per share and number of shares to be issued in exchange for such amount was to be determined separately for each tranche by reference to which, if any, of three milestones specified in the Series B Purchase Agreement had been satisfied by the Company.

The purchase rights were legally separable and exercisable apart from the Series B-1 shares and, because representatives of the Series B holders hold a majority of the seats on the board of directors, the decision to complete the second and third tranche was deemed to be outside the control of the Company. The Company therefore recorded, at the time of entry into the Series B Purchase Agreement, a Series B purchase right liability of $1,723 for the fair value of the Company’s obligation to sell the Series B-2 and Series B-3 preferred stock in the second and third tranches. The Series B purchase right liability was valued separately for each series using the Black-Scholes option-pricing method to assign a value to the purchase right relating to that series under each of the possible applicable valuation scenarios, depending on which milestones were met, with each scenario being assigned an estimated probability as of the valuation date. The aggregate of these probability-weighted valuations was assigned as the value of the purchase right for each tranche. The initial fair value of the Series B purchase rights was estimated to be $612 for the second tranche and $1,111 for the third tranche. The total value allocated to the Series B purchase rights reduced the amount allocated to the carrying value of the Series B-1 preferred stock on the Company’s balance sheet.

The significant assumptions used as inputs in the Black-Scholes valuation were as follows:

Assumption	Fiscal Year Ended June 30, 2013
Exercise price	$0.1297 to $0.1823
Years to maturity	0.37 to 1.87
Risk-free interest rate	0.04% to 0.25%
Volatility	40.0% to 60.0%

The most significant and judgmental inputs driving the fair value of the Company’s Series B purchase rights are the assumptions regarding the fair value of the underlying preferred shares and the volatility factor. With all other inputs constant, an increase or decrease in the assumed fair value of the preferred shares would result in a higher or lower estimate of the fair value of the Series B purchase rights, respectively, although there would not be a direct correlation. Similarly, an increase or decrease in the assumed volatility factor would result in a higher or lower estimate of the fair value of the Series B purchase rights, respectively.

In April 2013, following the satisfaction by the Company of the first milestone, the Series B holders exercised their rights with respect to the second tranche and purchased an aggregate of 122,750 shares of Series B-2 preferred stock at a price per share of $0.1485, for gross cash proceeds of $18,228. During fiscal year 2013, a change in value of the Series B purchase right liability of $1,207 was recorded to other expense, and the $834 balance of the value allocated to the Series B-2 purchase right immediately prior to the closing of the second tranche was recorded as proceeds of the issuance of the Series B-2 preferred stock.

The Company reports the change in fair value during each period as a non-operating gain or loss recorded as a component of other (expenses) income in the statement of operations. The table presented below is a summary of changes in the fair value of the Company’s Level 3 valuation for warrant liabilities and Series B purchase rights for the fiscal years ended June 30, 2012 and 2013:

	Warrant liabilities	Series B purchase rights
Beginning balance as of July 1, 2011	$205	$—
Fair value of warrants issued	79	—
Change in fair value of during period	(204)	—

Ending balance as of June 30, 2012	80	—
Fair value of warrants issued	22	—
Fair value of Series B purchase rights issued	—	1,723
Change in fair value of during period	8	1,207
Series B purchase rights converted to Series B-2 convertible preferred stock	—	(834)

Ending balance as of June 30, 2013	$110	$2,096